Summary of Vehicles and Equipment on Operating Lease (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Vehicles USD ($)	Mar. 31, 2013 Vehicles JPY (¥)	Mar. 31, 2012 Vehicles JPY (¥)	Mar. 31, 2013 Equipment USD ($)	Mar. 31, 2013 Equipment JPY (¥)	Mar. 31, 2012 Equipment JPY (¥)	Mar. 31, 2013 Deferred income USD ($)	Mar. 31, 2013 Deferred income JPY (¥)	Mar. 31, 2012 Deferred income JPY (¥)
Property Subject to or Available for Operating Lease [Line Items]
Vehicles and equipment on operating leases, gross	$ 32,302	¥ 3,038,011	¥ 2,575,353	$ 31,890	¥ 2,999,294	¥ 2,536,595	$ 1,110	¥ 104,351	¥ 87,848	$ (698)	¥ (65,634)	¥ (49,090)
Less - Accumulated depreciation	(7,966)	(749,238)	(667,406)
Less - Allowance for credit losses	(86)	(8,020)	(8,135)
Vehicles and equipment on operating leases, net	$ 24,250	¥ 2,280,753	¥ 1,899,812